Additional disclosures - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	€ 9,653	€ (7,708)	€ 8,116
Adjustments to profit	21,363	37,836	23,990
Net increase/(decrease) in operating assets	(27,258)	(51,385)	(64,593)
Increase (decrease) in operating liabilities	56,945	90,356	38,469
Income tax recovered/(paid)	(4,012)	(2,946)	(2,593)
CASH FLOWS FROM OPERATING ACTIVITIES	56,691	66,153	3,389
Investments (-)	(11,669)	(11,976)	(14,289)
Divestments (+)	7,954	4,756	7,060
CASH FLOWS FROM INVESTING ACTIVITIES	(3,715)	(7,220)	(7,229)
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	854	721	947
Payments for acquisition of own equity instrument	(1,645)	(758)	(928)
Dividends paid	(1,313)	0	(3,773)
Issuance/redemption of equity instruments	0	0	0
Other payments related to financing activities	(2,099)	(2,440)	(2,335)
CASH FLOWS FROM FINANCING ACTIVITIES	(1,322)	(1,909)	(10,122)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	5,196	(4,252)	1,366
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	56,850	52,772	(12,596)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	153,839	101,067	113,663
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	210,689	153,839	101,067
Banco Santander, S.A. | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	3,932	(3,557)	3,530
Adjustments to profit	2,052	12,938	2,206
Net increase/(decrease) in operating assets	(9,622)	7,513	(13,370)
Increase (decrease) in operating liabilities	24,024	21,199	45
Income tax recovered/(paid)	(352)	(251)	743
CASH FLOWS FROM OPERATING ACTIVITIES	20,034	37,842	(6,846)
Investments (-)	(2,266)	(8,001)	(7,094)
Divestments (+)	6,349	4,738	1,952
CASH FLOWS FROM INVESTING ACTIVITIES	4,083	(3,263)	(5,142)
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	605	615	829
Payments for acquisition of own equity instrument	(1,446)	(615)	(829)
Issuance of debt securities	4,440	3,722	1,056
Redemption of debt securities	(2,248)	(2,348)	(4,578)
Dividends paid	(1,313)	0	(3,773)
Other payments related to financing activities	(315)	(287)	(382)
CASH FLOWS FROM FINANCING ACTIVITIES	(277)	1,087	(7,677)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	336	(576)	205
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	24,175	35,090	(19,460)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	67,561	32,471	51,931
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	€ 91,736	€ 67,561	€ 32,471